AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund * Newton(SM) Fund

Supplement dated May 4, 2005 * Statement of Additional Information dated March
31, 2005

THE FOLLOWING REPLACES THE TABLE TITLED Other Accounts Managed (As of November
30, 2004) UNDER THE SECTION TITLED, Portfolio Managers, ON PAGES 45-46:

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                      REGISTERED
                                      INVESTMENT                             OTHER ACCOUNTS
                                      COMPANIES                              (E.G., SEPARATE
                                      (E.G., OTHER        OTHER POOLED       ACCOUNTS AND
                                      AMERICAN            INVESTMENT         CORPORATE
                                      CENTURY FUNDS       VEHICLES           ACCOUNTS,
                                      AND AMERICAN        (E.G., COMMINGLED  INCLUDING
                                      CENTURY -           TRUSTS AND 529     INCUBATION
                                      SUBADVISED          EDUCATION          STRATEGIES AND
                                      FUNDS)              SAVINGS PLANS)     CORPORATE MONEY)
---------------------------------------------------------------------------------------------
Newton
---------------------------------------------------------------------------------------------
John Small Jr.     Number of Other    1                   0                  1
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $245,963,567.92     N/A                $763,019.85
                   Accounts Managed
---------------------------------------------------------------------------------------------
Strategic Allocation: Conservative
---------------------------------------------------------------------------------------------
Jeff Tyler         Number of Other    16                  27                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $3,884,202,117.95   $867,527,389.41    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Gina Sanchez       Number of Other    12                  27                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $2,674,740,365.34   $867,527,389.41    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Irina Torelli(1)   Number of Other    12                  30                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $2,742,429,084.29   $982,827,670.07    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------

(1)  BECAUSE MS. TORELLI WAS NOT A PORTFOLIO MANAGER OF THE FUND ON
     NOVEMBER 30, 2004, INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2005.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                      REGISTERED
                                      INVESTMENT                             OTHER ACCOUNTS
                                      COMPANIES                              (E.G., SEPARATE
                                      (E.G., OTHER        OTHER POOLED       ACCOUNTS AND
                                      AMERICAN            INVESTMENT         CORPORATE
                                      CENTURY FUNDS       VEHICLES           ACCOUNTS,
                                      AND AMERICAN        (E.G., COMMINGLED  INCLUDING
                                      CENTURY -           TRUSTS AND 529     INCUBATION
                                      SUBADVISED          EDUCATION          STRATEGIES AND
                                      FUNDS)              SAVINGS PLANS)     CORPORATE MONEY)
---------------------------------------------------------------------------------------------
Strategic Allocation: Moderate
---------------------------------------------------------------------------------------------
Jeff Tyler         Number of Other    16                  27                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $2,879,056,640.39   $867,527,389.41    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Gina Sanchez       Number of Other    12                  27                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $1,669,594,887.78   $867,527,389.41    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Irina Torelli(1)   Number of Other    12                  30                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $1,721,118,506.30   $982,827,670.07    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive
---------------------------------------------------------------------------------------------
Jeff Tyler         Number of Other    16                  27                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $3,590,449,720.36   $867,527,389.41    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Gina Sanchez       Number of Other    12                  27                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $2,380,987,967.75   $867,527,389.41    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------
Irina Torelli(1)   Number of Other    12                  30                 0
                   Accounts Managed
                   --------------------------------------------------------------------------
                   Assets in Other    $2,413,523,380.85   $982,827,670.07    N/A
                   Accounts Managed
---------------------------------------------------------------------------------------------

(1)  BECAUSE MS. TORELLI WAS NOT A PORTFOLIO MANAGER OF THE FUND ON
     NOVEMBER 30, 2004, INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2005.

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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